Long-Term Debt - Annual Loan Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument
2014	$ 5,400
2015	5,400
2016	98,488
2017	245,538
2018	170,796
Thereafter	57,693
Total	583,315	458,365
$370,000 Credit Facility (i)
Debt Instrument
2014	0
2015	0
2016	51,900
2017	198,950
2018	0
Thereafter	0
Total	250,850
$350,000 Credit Facility (ii)
Debt Instrument
2014	5,400
2015	5,400
2016	36,819
2017	36,819
2018	154,027
Thereafter	0
Total	238,465
$25,000 Credit Facility (iii)
Debt Instrument
2014	0
2015	0
2016	4,000
2017	4,000
2018	11,000
Thereafter	0
Total	19,000
$225,000 Senior Secured Credit Facility (iv)
Debt Instrument
2014	0
2015	0
2016	5,769
2017	5,769
2018	5,769
Thereafter	57,693
Total	$ 75,000